FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities As of December 31, 2024	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	1,168	—	—	1,168	1,168
Lease liabilities	365	3	—	368	356
Accrued expenses and other current liabilities	9,993	—	—	9,993	9,993
Royalty obligation	—	137	1,246	1,383	500
Total	11,526	140	1,246	12,912	12,018
Contractual maturities of financial liabilities As of December 31, 2023	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	3,278			3,278	3,278
Lease liabilities	766	475	—	1,241	1,173
Accrued expenses and other current liabilities	4,592	—	—	4,592	4,592
Royalty obligation	—	282	1,553	1,835	540
Total	8,636	757	1,553	10,946	9,583

Schedule of change in derivative financial instrument

	Derivative financial instruments
	Year Ended December 31,
	2024	2023

	U.S. dollars in thousands
Balance at beginning of the period	741	2,623
Initial recognition of financial liability	9,860	10,932
Initial recognition of unrecognized day 1 loss	(952)	—
Exercise of financial liability	—	(18,383)
Fair value adjustments and recognition of day 1 loss recognized in profit or loss	(8,228)	5,569
Balance at end of the period	1,421	741

Schedule of reconciliation of liabilities arising from financing activities

	U.S. dollars in thousands
			Non-cash changes
	January 1, 2024	Principal and interest payments (includes credits)	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2024
Payables in respect to the global termination agreement (See note 15(6)(b))	—	—	11,443	(4,750)	—	—	6,693
Lease liabilities	1,173	(691)	—	(188)	55	7	356

			Non-cash changes
	January 1, 2023	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2023
Borrowing	115,216	—	—	(115,216)	—	—	—
Payable in respect of intangible assets purchase	11,157	(6,555)	—	(4,602)	—	—	—
Lease liabilities	7,475	(1,529)	270	(5,413)	367	3	1,173

			Non-cash changes
	January 1, 2022	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2022
Borrowing	83,620	(7,507)	—	—	39,103	—	115,216
Payable in respect of intangible assets purchase	20,480	(11,123)	—	—	1,800	—	11,157
Lease liabilities	4,192	(2,010)	5,003		430	(140)	7,475